SCHEDULE OF DEBT REMAINING OUTSTANDING (Details) - USD ($)	Dec. 24, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total principal due		$ 1,900,000	$ 2,165,000
Private Placement 2021 Note [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Date of Issuance	May 03, 2021
Principal Amount	$ 805,000
Debt Instrument, Interest Rate During Period	10.00%
Accrued Interest	$ 143,642
Total principal due	$ 948,642
Maturity Date	Mar. 01, 2025